Finance lease receivables - Summary of lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	£ 1,074	£ 1,306
Unearned finance income	(119)	(150)
Present value	955	1,156
No later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	238	211
Unearned finance income	(27)	(24)
Present value	211	187
2025
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	231	214
Unearned finance income	(24)	(26)
Present value	207	188
2026
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	113	207
Unearned finance income	(15)	(21)
Present value	98	186
2027
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	116	117
Unearned finance income	(13)	(16)
Present value	103	101
2028
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	65	100
Unearned finance income	(12)	(13)
Present value	53	87
Later than one year and no later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	525	638
Unearned finance income	(64)	(76)
Present value	461	562
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	311	457
Unearned finance income	(28)	(50)
Present value	£ 283	£ 407